Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

July 31, 2018

VIA EDGAR CORRESPONDENCE

Lisa Larkin

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Rule 485(a) Filing for Eaton Vance Growth Trust (the “Registrant”) on behalf of

Parametric Systematic Alternative Risk Premia Fund (the “Fund”)

(1933 Act File No. 002-22019; 1940 Act File No. 811-01241) (the “Filing”)

Dear Ms. Larkin:

This letter responds to comments you provided telephonically to the undersigned on June 19, 2018 with respect to the Filing. The comments and Registrant’s responses thereto are as follows: [1]

Summary Prospectus

1.	It is indicated that the Fund will have a commodity subsidiary. Please note that an advisory agreement between a fund’s adviser and a fund’s subsidiary is a material agreement and should be filed as an exhibit to a fund’s registration statement.

Response: The Registrant will file the advisory agreement between the Fund’s adviser and the Fund’s subsidiary as an exhibit in the Registrant’s filing on behalf of the Fund pursuant to Rule 485(b).

2.	Please confirm in correspondence that the financial statements of the Fund’s subsidiary will be consolidated with the financial statements of the Fund.

Response: The Fund confirms that the financial statements of the Fund’s subsidiary will be consolidated with those of the Fund.

3.	Please confirm in correspondence that the Fund’s subsidiary and its director(s) will agree to designate an entity for service of process in the United States and will agree to inspections by the Commission’s staff of its books and records which will be maintained in accordance with Section 31 of the Investment Company Act of 1940.

Response: The Fund’s subsidiary and its director agree to designate an entity for service of process in the United States and agree to inspections by the Commission’s staff of its books and records which will be maintained in accordance with Section 31 of the Investment Company Act of 1940.

[1] All references herein to disclosure changes made by the Registrant relate to the Registrant’s filing on behalf of the Fund pursuant to Rule 485(b), which is expected to occur on or about July 31, 2018.

Principal Investment Strategies

4.	Please provide an explanation of the meaning of “long and short positions” in the first sentence.

Response: The following disclosure has been added to the first paragraph under “Principal Investment Strategies”: “In a long position, the Fund generally expects that the position will increase in value as the market rises and decrease in value as the market falls. In a short position, the Fund generally expects that the position will increase in value as the market falls and decrease in value as the market rises.”

5.	In the second bullet point in which the value premium is defined, it appears that a word or two might be missing where it reads, “the risk going long assets.”

Response: The statement has been revised to read, “the risk of taking a long position in an asset.”

6.	In the fourth bullet point in which the volatility premium is defined, please provide a definition for each of “implied volatility” and “realized volatility.”

Response: The following disclosure has been added after the references to “implied volatility” and “realized volatility”: “Implied volatility refers to an estimate of future index volatility that can be derived from the price of options on the index. Realized volatility refers to the index’s volatility calculated based on actual events.”

7.	Please note that when the Fund engages in total return swaps, an appropriate amount of segregated assets must be set aside. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission issued a proposed rule and, prior to that, a concept release exploring issues relating to the use of derivatives by funds, including whether market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 31933 (Dec. 11, 2015) and Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Fund operates.

Response: The Registrant acknowledges this comment.

8.	Please note that if the Fund writes (sells) credit default swaps it is required to segregate the full notional amount payable under the agreement.

Response: The Registrant acknowledges this comment.

9.	Please provide a brief definition of “leverage.”

Response: Leverage is defined in the third paragraph of “Principal Investment Strategies” as follows: “The Fund expects to use leverage, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund.”

10.	Please confirm whether the Fund may be highly concentrated in a limited number of issuers, industries or sectors, or in a particular geographic reason or country.

Response: The Fund does not expect to be highly concentrated in a limited number of issuers, industries or sectors, or in a particular geographic region or country, and disclosure to that effect has been removed from the prospectus.

11.	Please indicate the percentage of the Fund’s assets that may be invested in the Fund’s subsidiary.
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Response: The following disclosure has been added to the second-to-last paragraph: “The Fund may invest up to 25% of its assets in the Subsidiary, which invests primarily in commodity-related investments, as well as other instruments in which the Fund is permitted to invest.”

12.	The third-from-last sentence of the “Principal Investment Strategies” section reads, “[a]fter leverage is assigned, exposures are netted across each asset, generating the final portfolio model target.” Please rewrite this sentence in a way that will be easier to understand.

Response: The sentence has been revised to read as follows: “After leverage is assigned to each factor, the individual factors are combined into a model and portfolio offsetting positions are then netted across the different factors. The final netted portfolio represents the model portfolio for the Fund.”

13.	Please include disclosure that explains how the term “alternative” as used in the name of the Fund relates to the Fund’s investment strategy.

Response: The following disclosure has been added as the second sentence of the first paragraph to address the relevance of the term “alternative” to the Fund’s investment strategy: “The Fund’s strategy focuses on so-called alternative risk premia that are not commonly considered in the management of portfolios investing primarily in securities on a long-only and unlevered basis.”

Principal Risks

14.	Please bold the heading “Risk Premia Strategy Risks” to be consistent with the other headings in the section.

Response: The heading has been changed to bold type.

15.	In the section “Risk Premia Strategy Risks” please provide disclosure that explains the risk related to the “carry” risk premium.

Response: The following sentence has been added to explain the risk related to the “carry” risk premium: “Investments based on the carry factor described above are subject to the risk that changes in interest rates, exchange rates, equity yields or their term will affect their value.”

16.	Please consider whether the “Sector, Geographic and Industry Concentration Risk” section is appropriate based on the Fund’s plans regarding concentration.

Response: This section has been removed because it is not applicable for the Fund based on the Fund’s intended investment strategy.

17.	Please add disclosure to indicate that the Fund is an actively managed fund and therefore involves the relevant risks.

Response: The following disclosure replaces “Rules-Based Management Risks”: “Management Risk: The Fund is actively managed by the sub-advisers using a proprietary investment model and analysis methods developed by the sub-advisers as well as pre-defined portfolio trading rules.  Use of an investment model carries a risk that the model might be based on one or more incorrect assumptions or may not perform as expected.  There is no guarantee that the sub-advisers’ investment techniques, development and use of the model, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome.”

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18.	Please explain why Cybersecurity Risk and Liquidity Risk sections appear in the statutory prospectus but not in the summary prospectus.

Response: The Registrant does not consider cybersecurity risk to be a principal risk of investing in the Fund. The disclosure in the Fund Summary with respect to the general risks of investing in funds has been revised to include the following statement: “The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect them or the services that they provide to the Fund.” Discussion of liquidity risk in the Fund Summary appears under “Market Risk,” “Derivatives Risk,” “Foreign Investment Risk,” “Leverage Risk” and “Commodity-Related Investment Risk.” The liquidity risk information included in the statutory prospectus is intended to provide additional information to shareholders about the nature of liquidity risks.

Statutory Prospectus

Prior Related Performance of Similar Accounts

19.	Please clarify whether the prior related performance relates to one account or “composite” account data representing more than one account.

Response: The prior related performance relates to one private fund; therefore, the disclosure has been changed to reflect that it relates to one account rather than composite data.

20.	Please disclose whether the presented return is net or adjusted.

Response: The performance figures shown are net of the private fund’s fees and expenses.

21.	Please confirm in correspondence that the net return as presented is net of actual fees and expenses and any sale loads.

Response: The Registrant confirms that the net return as presented is net of actual fees and expenses and any sale loads.

22.	Please represent in correspondence that the Fund has the records necessary to support the performance information provided, as required by section 204-2(a)(16) of the Investment Advisers Act of 1940.

Response: The Registrant has the records to support the performance information provided for the Fund.

Statement of Additional Information

23.	Please note that item 16(a) of Form N-1A does not require that the statement about the Fund’s classification appear on the cover page.

Response: The Registrant acknowledges this comment.

24.	Please provide the information about the Fund’s date and form of organization and the state in which the Fund is organized, as required by Form N-1A item 15(a).

Response: The requested information appears in the “Management and Organization” section under the heading “Fund Organization.”

Investment Restrictions

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25.	Please reconcile investment restriction numbers 6 and 8 that address concentration policies that appear to be inconsistent.

Response: Investment restriction 8 has been removed.

Investment Advisory and Administrative Services

26.	Please provide the information about the advisory fees payable by the Fund as required by Form N-1A item 19(a)(3) instruction 1.

Response: The advisory fee payable by the Fund does not vary depending on the Fund’s investment performance in relation to a standard.

27.	Please provide the information required by Form N-1A item 23(c) including offering price and valuation procedures.

Response: As stated under “Purchasing And Redeeming Shares -- Additional Information About Purchases,” the Fund’s public offering price is its net asset value per share. The last sentence reads: “Fund shares are sold at the public offering price, which is the net asset value next computed after receipt of an order.” The methods used to value Fund assets are described under “Calculation Of Net Asset Value.”

Other Service Providers

28.	Please provide a statement in the section entitled “Other Service Providers” that the offering of Fund shares is continuous, per the requirement of item 25(a)(2) of Form N-1A. Also, provide the information required with respect to all commissions and other compensation received by each principal underwriter affiliated with the Fund from the Fund during the Fund’s most recent fiscal year, per the requirement of item 25(b).

Response: Disclosure stating that Fund shares are continuously offered appears in the third sentence under “Purchasing and Redeeming Shares – Additional Information About Purchases.” The information about compensation received by each principal underwriter affiliated with the Fund does not appear because the Fund has not commenced operations so there has not been any compensation received.

Very truly yours,

/s/ Scott E. Habeeb

Scott E. Habeeb, Esq.

Vice President